Reverse Merger (Tables)	12 Months Ended
Dec. 31, 2024
Reverse Merger [Abstract]
Schedule of Merger and After Redemptions

In accounting for the Merger and after redemptions, the gross proceeds received by the Company totaled $5.3 million. The table below shows the gross proceeds from the Merger and the PIPE Financing (in thousands):

Amount
Cash – GAMC trust and cash (net of redemption)	$567
Cash – PIPE Financing	4,701
Total gross proceeds	$5,268

The number of shares of Common stock issued immediately following the consummation of the Merger was as follows:

Common stock - GAMC Class A common stock, outstanding prior to the Merger	7,047,500
Common stock - GAMC Class B common stock, outstanding prior to the Merger	140,000
Common stock - GAMC Class A redeemable common stock, outstanding prior to the Merger	577,937
Less: redemption of GAMC common stock	(492,278)
Common stock - GAMC common stock	7,273,159
Common stock - upon of settlement of GAMC liability for underwriting commission	625,000
Common stock - upon issuance to vendor for services rendered related to the Merger	25,000
Shares issued in PIPE Financing	470,120
The Merger and PIPE shares	8,393,279
Common stock - Legacy Bolt	3,335,864
Common stock - net exercise of Legacy Bolt Bridge Warrants	1,336,723
Common stock - upon conversion of Legacy Bolt Preferred Stock	8,048,573
Common stock - upon conversion of Legacy Bolt Convertible Notes	10,451,111
Common stock - upon of settlement of Legacy Bolt liability for contract termination	750,000
Total shares of the Company’s Common stock outstanding immediately after the Merger(1)	32,315,550

(1)	Presented without giving effect to the Reverse Stock Split. After giving effect to the 1-for-20 Reverse Stock Split discussed in Note 1, the total shares of the Company's Common stock outstanding immediately after the Merger was 1,616,355.